Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash	$ 1,403	$ 830
Other receivables	10	13
Inventory	0	34
Security deposit	28	28
Prepaid expenses and other current assets	16	132
Total current assets	1,457	1,037
Property and equipment	10	22
Operating lease right-of-use asset, net	158	384
Total assets	1,625	1,443
Current liabilities
Accounts payable and accrued liabilities	1,934	1,558
Operating lease liability due within one year	173	228
Total current liabilities	2,107	1,786
Long term operating lease liability	0	163
Total liabilities	2,107	1,949
Equity
Share capital - unlimited authorized shares at no par value. 90,515 and 85,546 shares outstanding at December 31, 2022 and 2021, respectively	171,671	165,061
Share capital subscription receivable	0	(589)
Additional paid-in capital	26,985	27,584
Accumulated deficit	(199,138)	(192,562)
Total Stockholders' equity (deficit)	(482)	(506)
Total liabilities and stockholders' equity	$ 1,625	$ 1,443